Trust Account and Fair Value Measurements - Schedule of Assets That Are Measured On Recurring Basis (Detail) - US Government Securities	Jun. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 1,725,009,009
Gross Unrealized Holding (Loss)	(9,388)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Treasury Securities	$ 1,724,999,621